The following table summarizes information on warrants outstanding at December 31, 2021: (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Exercise price | $ / shares	$ 4.70
Number outstanding | shares	1,785,176
Expiry date	February 9, 2026
Average Remaining contractual life	4 years 1 month 9 days
Exercise price | $ / shares	$ 4.77
Number outstanding | shares	3,341,900
Expiry date	October 15, 2026
Average Remaining contractual life	4 years 9 months 14 days